PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Depreciation expense	$ 36,746	$ 30,209	$ 136,322	$ 111,912